Leases (Continuity schedule of lease obligation) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Balance, Beginning	$ 44,784	$ 24,788	$ 52,070
New lease agreement	0	48,408	0
Interest expense	3,323	3,629	9,160
Lease payments	(18,932)	(28,946)	(36,442)
Foreign exchange	(121)	(3,095)
Balance, Ending	$ 29,054	$ 44,784	$ 24,788